Preferred Stock and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Preferred Stock [Text Block]
E.	Preferred Stock and Warrants

Authorized, Issued, and Outstanding Preferred Stock

As of
September 30, 2020
and
December 31, 2019
, the Company had
10,000,000
shares of authorized preferred stock, of which
9,578
shares were designated as Series A Preferred Stock,
1,576
shares were designated as Series B-
1
Preferred Stock and
27,000
shares were designated as Series B-
2
Preferred Stock. Of the designated preferred stock
9,577
 shares of Series A Preferred Stock and
1,576
 shares of Series B-
1
Preferred Stock were issued as of
September 30, 2020
and
December 31, 2019
.
No
shares of Series A Preferred Stock or Series B-
1
Preferred Stock were outstanding as of
September 30, 2020
and
December 31, 2019
.
No
shares of Series B-
2
Preferred Stock were issued or outstanding as of
September 30, 2020
and
December 31, 2019
.

In
October
2018,
the Company entered into the
October 2018
Exchange Agreement. Under the
October 2018
Exchange Agreement the Company issued to the Holders
9,577
shares of Series A Preferred Stock. Each share of Series A Preferred Stock has an aggregate stated value of
$1,000
and is convertible into shares of common stock at a price equal to
$3.00
per share (subject to adjustment to reflect stock splits and similar events). Immediately following the exchange under the
October 2018
Exchange Agreement, there were an aggregate of
3,192,333
 shares of common stock issuable upon conversion of the Series A Preferred Stock (without giving effect to the limitation on conversion described below), and as of
September 30, 2020
all issued shares of Series A Preferred Stock had been converted into shares of common stock.

In
September 2019,
the Company entered into the
September 2019
Exchange Agreement. Under the
September 2019
Exchange Agreement the Company issued to the Holders
1,576
 shares of Series B-
1
 Preferred Stock. Each share of Series B-
1
 Preferred Stock had an aggregate stated value of
$1,000
and was convertible into shares of common stock at a price equal to the greater of (i)
$0.9494,
or (ii) the average of the volume-weighted average price of the Common Stock on the Nasdaq Capital Market on each of the
15
trading days immediately preceding such exchange (subject to adjustment to reflect stock splits and similar events). Immediately following the exchange under the
September 2019
Exchange Agreement, there were an aggregate of
1,659,996
shares of common stock issuable upon conversion of the Series B-
1
 Preferred Stock (without giving effect to the limitation on conversion described below). The Series B Preferred Stock is convertible at any time at the option of the Holders; provided that the Holders are prohibited from converting shares of Series B Preferred Stock into shares of common stock if, as a result of such conversion, such Holders (together with certain affiliates and “group” members of such Holders) would beneficially own more than
4.985%
of the total number of shares of common stock then issued and outstanding. The Series B Preferred Stock is not
redeemable. In the event of the Company's liquidation, dissolution or winding up, the Holders will receive an amount equal to
$0.0001
per share, plus any declared but unpaid dividends, and thereafter will share ratably in any distribution of the Company's assets with holders of common stock and with the holders of any shares of any other class or series of capital stock of the Company entitled to share in such remaining assets of the Company (including Series A Preferred Stock on an as-converted basis. With respect to rights upon liquidation, the Series B Preferred Stock ranks senior to the common stock, on parity with the Series A Preferred Stock, if any is then outstanding, and junior to existing and future indebtedness. Except as otherwise required by law (or with respect to approval of certain actions involving the Company's organizational documents that materially and adversely affect the holders of Series B Preferred Stock), the Series B Preferred Stock does not
have voting rights. The Series B Preferred Stock is
not
subject to any price-based anti-dilution protections and does not
provide for any accruing dividends, but provides that holders of Series B Preferred Stock will participate in any dividends on the common stock on an as-converted basis (without giving effect to the limitation on conversion described above). The Series B-
1
 Certificate of Designation and the Series B-
2
 Certificate of Designation also provide for partial liquidated damages in the event that the Company fails to timely convert shares of Series B-
1
 Preferred Stock or Series B-
2
 Preferred Stock, respectively, into Common Stock in accordance with the applicable Certificate of Designation. As of
September 30, 2020
 all issued shares of Series B-
1
 Preferred Stock have been converted into shares of common stock.

J.	Preferred Stock and Warrants

Authorized, Issued, and Outstanding Preferred Stock

As of
December 31,
2019,
the Company had
10,000,000
shares of authorized preferred stock, of which
9,578
shares were designated as Series A Preferred Stock,
1,576
shares were designated as Series B-
1
Preferred Stock and
27,000
shares were designated as Series B-
2
Preferred Stock. Of the designated preferred stock
9,577
 shares of Series A Preferred Stock and
1,576
 shares of Series B-
1
Preferred Stock were issued as of
December 31, 2019.
No
shares of Series A Preferred Stock or Series B-
1
Preferred Stock were outstanding as of
December 31, 2019.
As of
December 31, 2018,
9,577
 shares of Series A Preferred Stock were issued and
3,337
were outstanding and
no
shares of Series B-
1
Preferred stock were authorized, issued or outstanding.
No
shares of Series B-
2
Preferred Stock were issued or outstanding as of
December 31, 2019
or
December 31, 2018
and
no
shares were authorized as of
December 31, 2018.

In
October
2018,
the Company entered into the
October 2018
Exchange Agreement. Under the
October 2018
Exchange Agreement the Company issued to the Holders
9,577
shares of Series A Preferred Stock. Each share of Series A Preferred Stock has an aggregate stated value of
$1,000
and is convertible into shares of common stock at a price equal to
$3.00
per share (subject to adjustment to reflect stock splits and similar events). Immediately following the exchange under the
October 2018
Exchange Agreement, there were an aggregate of
3,192,333
 shares of common stock issuable upon conversion of the Series A Preferred Stock (without giving effect to the limitation on conversion described below), and as of
December 31, 2019
all issued shares of Series A Preferred Stock had been converted into shares of common stock.

In
September 2019,
the Company entered into the
September 2019
Exchange Agreement. Under the
September 2019
Exchange Agreement the Company issued to the Holders
1,576
 shares of Series B-
1
 Preferred Stock. Each share of Series B-
1
 Preferred Stock had an aggregate stated value of
$1,000
and was convertible into shares of common stock at a price equal to the greater of (i)
$0.9494,
or (ii) the average of the volume-weighted average price of the Common Stock on the Nasdaq Capital Market on each of the
15
trading days immediately preceding such exchange (subject to adjustment to reflect stock splits and similar events). Immediately following the exchange under the
September 2019
Exchange Agreement, there were an aggregate of
1,659,996
shares of common stock issuable upon conversion of the Series B-
1
 Preferred Stock (without giving effect to the limitation on conversion described below). The Series B Preferred Stock is convertible at any time at the option of the Holders; provided that the Holders are prohibited from converting shares of Series B Preferred Stock into shares of common stock if, as a result of such conversion, such Holders (together with certain affiliates and “group” members of such Holders) would beneficially own more than
4.985%
of the total number of shares of common stock then issued and outstanding. The Series B Preferred Stock is not
redeemable. In the event of the Company’s liquidation, dissolution or winding up, the Holders will receive an amount equal to
$0.0001
per share, plus any declared but unpaid dividends, and thereafter will share ratably in any distribution of the Company’s assets with holders of common stock and with the holders of any shares of any other class or series of capital stock of the Company entitled to share in such remaining assets of the Company (including Series A Preferred Stock on an as-converted basis. With respect to rights upon liquidation, the Series B Preferred Stock ranks senior to the common stock, on parity with the Series A Preferred Stock, if any is then outstanding, and junior to existing and future indebtedness. Except as otherwise required by law (or with respect to approval of certain actions involving the Company’s organizational documents that materially and adversely affect the holders of Series B Preferred Stock), the Series B Preferred Stock does not
have voting rights. The Series B Preferred Stock is
not
subject to any price-based anti-dilution protections and does not
provide for any accruing dividends, but provides that holders of Series B Preferred Stock will participate in any dividends on the common stock on an as-converted basis (without giving effect to the limitation on conversion described above). The Series B-
1
 Certificate of Designation and the Series B-
2
 Certificate of Designation also provide for partial liquidated damages in the event that the Company fails to timely convert shares of Series B-
1
 Preferred Stock or Series B-
2
 Preferred Stock, respectively, into Common Stock in accordance with the applicable Certificate of Designation. As of
December 31, 2019,
1,576
shares of Series B-
1
 Preferred Stock have been converted into
1,659,996
shares of common stock.